Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

May 31, 2019

IEI-QTLY-0719
1.870940.111

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 7.1%
AGL Energy Ltd.	191,127	$2,724,618
Aurizon Holdings Ltd.	939,217	3,374,950
Australia & New Zealand Banking Group Ltd.	242,606	4,692,086
BHP Billiton Ltd.	597,797	15,533,787
BlueScope Steel Ltd.	288,295	2,107,897
Cimic Group Ltd.	107,821	3,377,762
Coca-Cola Amatil Ltd.	1,151,745	7,614,141
Cochlear Ltd.	3,974	551,711
Commonwealth Bank of Australia	58,403	3,180,767
CSL Ltd.	101,160	14,420,197
Fortescue Metals Group Ltd.	1,379,113	7,701,360
Macquarie Group Ltd.	117,023	9,766,628
Rio Tinto Ltd.	91,935	6,396,664
Sonic Healthcare Ltd.	30,739	557,613
Telstra Corp. Ltd.	543,645	1,376,512
Wesfarmers Ltd.	407,655	10,477,380
Woodside Petroleum Ltd.	330,605	8,123,247
Woolworths Group Ltd.	77,092	1,677,627

TOTAL AUSTRALIA		103,654,947

Austria - 0.2%
Erste Group Bank AG	55,389	1,964,621
OMV AG	5,911	277,940
Raiffeisen International Bank-Holding AG	40,040	931,293

TOTAL AUSTRIA		3,173,854

Belgium - 1.5%
Ageas	92,103	4,494,360
Colruyt NV	104,802	7,788,132
KBC Groep NV	41,191	2,708,533
Solvay SA Class A	10,915	1,025,246
UCB SA	83,411	6,381,144

TOTAL BELGIUM		22,397,415

Bermuda - 0.2%
Hongkong Land Holdings Ltd.	117,120	763,622
Kerry Properties Ltd.	424,423	1,610,626

TOTAL BERMUDA		2,374,248

Cayman Islands - 1.2%
Cheung Kong Property Holdings Ltd.	1,215,828	8,793,547
CK Hutchison Holdings Ltd.	608,268	5,745,514
Sands China Ltd.	228,800	1,036,080
WH Group Ltd. (a)	2,898,500	2,610,279

TOTAL CAYMAN ISLANDS		18,185,420

Denmark - 2.1%
Carlsberg A/S Series B	5,198	684,752
Coloplast A/S Series B	49,714	5,299,594
H Lundbeck A/S	131,878	5,295,085
Novo Nordisk A/S Series B	348,809	16,414,372
Pandora A/S	578	21,470
Tryg A/S	60,212	1,886,157
Vestas Wind Systems A/S	16,302	1,336,409

TOTAL DENMARK		30,937,839

Finland - 0.9%
Neste Oyj	245,825	8,310,104
Orion Oyj (B Shares)	7,107	232,471
UPM-Kymmene Corp.	178,143	4,461,859

TOTAL FINLAND		13,004,434

France - 10.2%
Amundi SA (a)	7,017	455,448
Atos Origin SA (b)	29,943	2,282,015
AXA SA	458,905	11,298,445
bioMerieux SA	12,603	1,029,911
BNP Paribas SA (b)	23,827	1,088,024
Bouygues SA	52,883	1,850,921
CNP Assurances	149,693	3,209,135
Compagnie de St. Gobain	106,137	3,828,254
Dassault Systemes SA	52,849	7,843,499
EDF SA (b)	46,244	648,868
EDF SA rights 12/31/49 (c)(d)	46,244	8,266
Eiffage SA	60,372	5,771,907
Eutelsat Communications	258,394	4,553,688
Faurecia SA	8,626	318,680
Hermes International SCA	14,393	9,563,872
Ipsen SA	4,693	560,454
Kering SA	21,083	10,974,461
L'Oreal SA	55,030	14,779,014
LVMH Moet Hennessy - Louis Vuitton SA	20,915	7,892,149
Michelin CGDE Series B	33,208	3,819,272
Orange SA (b)	649,957	10,058,071
Peugeot Citroen SA	381,833	8,518,498
Publicis Groupe SA	145,734	7,970,048
Rexel SA	392,596	4,241,152
Sanofi SA	33,633	2,716,111
Sartorius Stedim Biotech	5,391	747,399
Schneider Electric SA	59,480	4,697,723
Thales SA	24,631	2,712,028
Total SA	181,863	9,429,167
Veolia Environnement SA	172,625	3,993,882
VINCI SA	23,189	2,291,609
Wendel SA	4,878	621,238

TOTAL FRANCE		149,773,209

Germany - 7.3%
Allianz SE	74,715	16,544,182
BASF AG	140,146	9,248,776
Beiersdorf AG	75,041	8,638,893
Continental AG	59,104	8,038,218
Covestro AG (a)	156,484	6,858,036
Deutsche Telekom AG	106,319	1,789,983
Evonik Industries AG	46,585	1,224,038
Fresenius SE & Co. KGaA	8,708	441,755
Hannover Reuck SE	18,655	2,796,786
Henkel AG & Co. KGaA	10,406	902,105
Metro AG (c)	428,106	2,419,989
Metro Wholesale & Food Specialist AG	287,275	4,528,312
MTU Aero Engines Holdings AG	31,430	6,797,688
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,760	5,253,215
ProSiebenSat.1 Media AG	154,968	2,529,737
SAP SE	48,888	6,022,323
Schaeffler AG	807,129	5,931,278
Siemens AG	145,329	16,444,002
Siemens Healthineers AG (a)	22,431	873,299
Zalando SE (a)(c)	15,796	627,157

TOTAL GERMANY		107,909,772

Hong Kong - 2.9%
AIA Group Ltd.	602,232	5,657,493
BOC Hong Kong (Holdings) Ltd.	203,000	779,420
Henderson Land Development Co. Ltd.	445,584	2,301,937
Hong Kong & China Gas Co. Ltd.	474,100	1,047,434
New World Development Co. Ltd.	916,517	1,351,473
Sino Land Ltd.	98,944	158,269
Sun Hung Kai Properties Ltd.	604,833	9,574,500
Swire Pacific Ltd. (A Shares)	465,313	5,508,103
Swire Properties Ltd.	349,400	1,439,575
Techtronic Industries Co. Ltd.	794,500	5,067,255
Wharf Holdings Ltd.	1,869,646	4,781,703
Wheelock and Co. Ltd.	839,506	5,557,763

TOTAL HONG KONG		43,224,925

Ireland - 0.1%
CRH PLC	26,254	823,220
Kingspan Group PLC (Ireland)	6,494	338,508

TOTAL IRELAND		1,161,728

Isle of Man - 0.2%
Genting Singapore Ltd.	4,272,460	2,705,860
Israel - 0.7%
Check Point Software Technologies Ltd. (c)	71,496	7,884,579
CyberArk Software Ltd. (c)	14,782	1,951,963

TOTAL ISRAEL		9,836,542

Italy - 2.2%
Davide Campari-Milano SpA	135,180	1,320,638
Enel SpA	2,023,100	12,582,083
Eni SpA	542,028	8,164,310
Intesa Sanpaolo SpA	202,093	412,205
Leonardo SpA	185,417	2,059,372
Poste Italiane SpA (a)	605,276	5,882,802
Terna SpA	279,357	1,705,849

TOTAL ITALY		32,127,259

Japan - 22.6%
Air Water, Inc.	13,500	199,531
Amada Holdings Co. Ltd.	44,700	458,370
Aozora Bank Ltd.	7,500	181,502
Asahi Kasei Corp.	717,830	7,353,110
Astellas Pharma, Inc.	723,825	9,699,936
Bandai Namco Holdings, Inc.	41,500	2,031,799
Bridgestone Corp.	131,633	4,895,785
Brother Industries Ltd.	29,409	500,382
Canon, Inc.	810	22,819
Central Japan Railway Co.	13,400	2,785,247
Chubu Electric Power Co., Inc.	34,400	469,081
Dai Nippon Printing Co. Ltd.	49,180	1,062,231
Dai-ichi Mutual Life Insurance Co.	620,967	8,918,980
Daiichi Sankyo Kabushiki Kaisha	94,900	4,577,521
Dainippon Sumitomo Pharma Co. Ltd.	75,784	1,548,482
Daiwa House Industry Co. Ltd.	177,700	5,309,332
Eisai Co. Ltd.	149,510	8,759,603
Fuji Electric Co. Ltd.	15,400	509,924
Fujifilm Holdings Corp.	188,626	8,988,013
Fujitsu Ltd.	57,855	3,900,280
Hakuhodo DY Holdings, Inc.	138,797	2,167,129
Hitachi Ltd.	317,252	10,682,807
Hoya Corp.	143,584	9,938,726
INPEX Corp.	455,800	3,667,964
Itochu Corp.	120,251	2,207,610
Japan Post Holdings Co. Ltd.	828,577	9,176,563
Japan Real Estate Investment Corp.	581	3,457,079
Kakaku.com, Inc.	56,592	1,141,286
Kamigumi Co. Ltd.	130,300	3,065,335
KDDI Corp.	479,420	12,279,358
Konica Minolta, Inc.	628,513	5,514,307
Marubeni Corp.	810,550	5,061,762
Medipal Holdings Corp.	352,657	7,612,183
Meiji Holdings Co. Ltd.	3,600	252,194
Mitsubishi Chemical Holdings Corp.	580,352	3,782,125
Mitsubishi Corp.	111,638	2,893,248
Mitsubishi Electric Corp.	428,358	5,320,241
Mitsubishi Estate Co. Ltd.	50,589	927,960
Mitsubishi Heavy Industries Ltd.	19,500	852,524
Mitsubishi UFJ Financial Group, Inc.	2,862,712	13,147,942
Mitsubishi UFJ Lease & Finance Co. Ltd.	459,771	2,281,358
Mitsui & Co. Ltd.	446,642	6,858,320
Mizuho Financial Group, Inc.	7,502,913	10,576,587
NEC Corp.	176,604	6,519,922
Nexon Co. Ltd. (c)	218,600	3,242,395
Nippon Telegraph & Telephone Corp.	232,385	10,397,168
Nomura Research Institute Ltd.	27,000	1,311,460
NTT DOCOMO, Inc.	464,660	10,680,686
OBIC Co. Ltd.	30,400	3,646,213
ORIX Corp.	660,432	9,311,257
Otsuka Corp.	138,000	5,336,872
Rakuten, Inc.	787,000	8,137,216
Recruit Holdings Co. Ltd.	10,719	339,908
Resona Holdings, Inc.	876,300	3,692,926
Sankyo Co. Ltd. (Gunma)	19,100	727,484
Seibu Holdings, Inc.	45,100	752,078
Sekisui House Ltd.	471,200	7,536,725
Shionogi & Co. Ltd.	151,351	8,252,466
SoftBank Corp.	458,900	5,958,821
SoftBank Corp.	13,900	1,289,677
Sumitomo Corp.	605,019	8,691,935
Sumitomo Mitsui Financial Group, Inc.	354,092	12,269,962
Suzuken Co. Ltd.	45,365	2,789,770
Taiheiyo Cement Corp.	12,900	380,096
Takashimaya Co. Ltd.	66,000	697,616
Tokyo Electric Power Co., Inc. (c)	82,780	424,651
Tokyu Corp.	27,100	479,720
Toyo Suisan Kaisha Ltd.	43,800	1,710,975
Toyota Motor Corp.	371,159	21,801,350

TOTAL JAPAN		331,415,885

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	584,874	922,125
Netherlands - 4.2%
ABN AMRO Group NV GDR (a)	184,425	3,896,327
Airbus Group NV	8,567	1,096,860
ASML Holding NV (Netherlands)	10,800	2,033,147
EXOR NV	120,313	7,556,399
Fiat Chrysler Automobiles NV	10,827	138,347
Heineken Holding NV	55,102	5,453,968
Heineken NV (Bearer)	34,985	3,674,630
ING Groep NV (Certificaten Van Aandelen)	22,337	241,268
Koninklijke Philips Electronics NV	57,630	2,283,861
Koninklijke Philips Electronics NV rights (c)(d)	57,630	54,724
NXP Semiconductors NV	15,994	1,410,031
Randstad NV	60,638	3,129,668
STMicroelectronics NV (France)	321,257	4,857,772
Unilever NV (Certificaten Van Aandelen) (Bearer)	280,431	16,880,112
Wolters Kluwer NV	136,801	9,557,815

TOTAL NETHERLANDS		62,264,929

New Zealand - 0.1%
Fisher & Paykel Healthcare Corp.	88,635	892,969
Norway - 1.0%
Equinor ASA	481,310	9,222,858
Gjensidige Forsikring ASA	19,918	387,927
Marine Harvest ASA	59,605	1,382,567
Orkla ASA	104,385	903,620
Telenor ASA	129,465	2,662,763

TOTAL NORWAY		14,559,735

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	15,463	75,623
Singapore - 1.9%
ComfortDelgro Corp. Ltd.	4,157,767	7,445,663
DBS Group Holdings Ltd.	399,400	7,062,260
Oversea-Chinese Banking Corp. Ltd.	162,596	1,251,103
Singapore Technologies Engineering Ltd.	438,655	1,248,556
United Overseas Bank Ltd.	138,755	2,373,693
Venture Corp. Ltd.	54,100	595,072
Yangzijiang Shipbuilding Holdings Ltd.	7,483,846	7,463,689

TOTAL SINGAPORE		27,440,036

Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	161,268	6,623,817
Aena Sme SA (a)	20,008	3,685,834
Amadeus IT Holding SA Class A	34,049	2,600,267
Banco Bilbao Vizcaya Argentaria SA	386,088	2,093,458
Banco Santander SA (Spain)	3,297,355	14,455,497
Grifols SA	18,293	469,620
Iberdrola SA	39,226	364,714
Red Electrica Corporacion SA	247,255	5,240,648
Telefonica SA	1,293,756	10,374,504

TOTAL SPAIN		45,908,359

Sweden - 2.3%
Alfa Laval AB	33,095	680,118
Boliden AB	212,963	95,241
Boliden AB	212,963	4,855,783
Essity AB Class B	11,882	348,830
Sandvik AB	537,152	8,298,156
Securitas AB (B Shares)	280,751	4,653,830
SKF AB (B Shares)	140,060	2,177,733
Swedish Match Co. AB	37,521	1,697,590
Telefonaktiebolaget LM Ericsson (B Shares)	113,204	1,089,214
Volvo AB (B Shares)	676,111	9,461,306

TOTAL SWEDEN		33,357,801

Switzerland - 9.7%
ABB Ltd. (Reg.)	591,398	10,802,198
Adecco SA (Reg.)	85,108	4,588,394
Baloise Holdings AG	6,142	1,021,980
Credit Suisse Group AG	528,154	5,976,010
Ems-Chemie Holding AG	1,575	943,820
Nestle SA (Reg. S)	409,871	40,658,695
Novartis AG	206,176	17,718,344
Roche Holding AG (participation certificate)	104,697	27,498,890
SGS SA (Reg.)	1,753	4,438,307
Sonova Holding AG Class B	30,377	6,768,648
Swiss Life Holding AG	5,607	2,551,920
UBS Group AG	1,040,121	11,998,400
Zurich Insurance Group Ltd.	22,152	7,185,987

TOTAL SWITZERLAND		142,151,593

United Kingdom - 16.4%
3i Group PLC	203,750	2,707,281
Admiral Group PLC	14,756	384,672
Anglo American PLC (United Kingdom)	388,437	9,305,994
AstraZeneca PLC (United Kingdom)	43,057	3,172,971
Auto Trader Group PLC (a)	594,550	4,494,714
Aviva PLC	841,570	4,302,330
BAE Systems PLC	1,491,873	8,528,794
Barclays PLC	2,937,355	5,535,679
Barratt Developments PLC	1,055,425	7,445,511
Berkeley Group Holdings PLC	72,846	3,219,661
BHP Billiton PLC	553,591	12,493,533
BP PLC	1,779,359	12,056,525
British American Tobacco PLC (United Kingdom)	57,001	1,979,978
BT Group PLC	1,914,380	4,668,441
Burberry Group PLC	200,055	4,286,986
Diageo PLC	169,330	7,122,279
GlaxoSmithKline PLC sponsored ADR	87,389	3,376,711
HSBC Holdings PLC:
(United Kingdom)	390,255	3,181,114
sponsored ADR (b)	409,535	16,696,742
Imperial Tobacco Group PLC	328,239	7,946,793
Investec PLC	34,548	201,396
Legal & General Group PLC	1,273,408	4,131,019
Lloyds Banking Group PLC	10,541,894	7,619,710
London Stock Exchange Group PLC	9,813	655,538
Meggitt PLC	265,418	1,646,231
Persimmon PLC	268,474	6,676,357
Prudential PLC	186,197	3,711,112
RELX PLC (London Stock Exchange)	150,259	3,500,104
Rio Tinto PLC	199,278	11,427,173
Royal Dutch Shell PLC:
Class A (United Kingdom)	484,691	15,013,370
Class B (United Kingdom)	556,746	17,338,265
Royal Mail PLC	1,348,676	3,498,791
Sage Group PLC	539,538	5,095,369
Smith & Nephew PLC	218,214	4,584,409
Standard Chartered PLC (United Kingdom)	52,696	457,686
Tate & Lyle PLC	764,786	6,982,812
Taylor Wimpey PLC	2,298,875	4,802,748
Unilever PLC	198,247	12,094,216
United Utilities Group PLC	49,069	494,671
Vodafone Group PLC	5,197,259	8,485,151

TOTAL UNITED KINGDOM		241,322,837

TOTAL COMMON STOCKS
(Cost $1,455,362,671)		1,440,779,344

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA
(Cost $8,429,028)	83,926	7,667,524
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19(e)
(Cost $1,191,698)	1,200,000	1,192,257
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.41% (f)	4,936,205	4,937,192
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	11,604,105	11,605,265
TOTAL MONEY MARKET FUNDS
(Cost $16,542,457)		16,542,457
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,481,525,854)		1,466,181,582
NET OTHER ASSETS (LIABILITIES) - 0.1%(h)		1,413,251
NET ASSETS - 100%		$1,467,594,833

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	224	June 2019	$20,360,480	$(389,057)	$(389,057)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,383,896 or 2.0% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,192,257.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $2,197,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,095
Fidelity Securities Lending Cash Central Fund	256,629
Total	$380,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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